1933 Act No. 33-83100
                                                          1940 Act No. 811-8716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
        Pre-Effective Amendment No.                             [ ]
        Post-Effective Amendment No. 22                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
        Amendment No. 25                                        [X]

                        EVERGREEN VARIABLE ANNUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                        (Registrant's Telephone Number)

                         The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b)
[ ]     on April 28, 2001 pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on August 1, 2001 pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]     this post-effective amendment designates a new effective
        date for a previously filed post-effective amendment
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)

                        EVERGREEN VARIABLE ANNUITY TRUST

                                  CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 22
                                       TO
                             REGISTRATION STATEMENT

         This Post-Effective Amendment No. 22 to Registrant's Registration Statement No. 33-83100/811-8716 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------
             Prospectus for Evergreen VA Capital Growth Fund, Class L Shares
                              is contained herein.

  Prospectus for Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund,
   Evergreen VA Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
  Evergreen VA Perpetual International Fund, Evergreen VA Small Cap Value Fund,
     Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund
                      contained in Post-Effective Amendment
    No. 20 to Registration Statement No.33-83100/811-8716 filed on April 25,
                    2001 is incorporated by reference herein.
                                        .

                                     PART B
                                     ------

      Statement of Additional Information for Evergreen VA Blue Chip Fund,
                 Evergreen VA Capital Growth Fund, Evergreen VA
          Equity Index Fund, Evergreen VA Fund, Evergreen VA Foundation
  Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund,
      Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund,
  Evergreen VA Perpetual International Fund, Evergreen VA Small Cap Value Fund,
     Evergreen VA Special Equity Fund and Evergreen VA Strategic Income Fund
                      contained in Post-Effective Amendment
    No. 20 to Registration Statement No.33-83100/811-8716 filed on April 25,
                    2001 is incorporated by reference herein.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART A

                                   PROSPECTUS

                                         ----------------------------------

                                             Prospectus, August 1, 2001

                                         ----------------------------------


Evergreen
Variable Annuity Trust

Evergreen VA Capital Growth Fund

Class L

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               T A B L E  O F  C O N T E N T S


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                           1

Evergreen VA Capital Growth Fund                 2


GENERAL INFORMATION:

The Fund's Investment Advisor                    4

The Fund's Sub-Advisor                           4

The Fund's Portfolio Manager                     4

Calculating the Share Price                      4

How to Choose the Share Class That
       Best Suits You                            4

Participating Insurance Companies                4

How to Buy and Redeem Shares                     4

Other Services                                   5

The Tax Consequences of
      Investing in the Fund                      5

Fees and Expenses of the Fund                    5

Other Fund Practices                             6

In general, the Fund included in this prospectus seeks capital growth. Shares of the Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

The Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses

How much does it cost to invest in the Fund?

                      O V E R V I E W  O F  F U N D  R I S K S


Variable
Annuity Funds

Shares of the Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about this Fund and the other funds offered by Evergreen, please call 1-800-847-5397.

The Fund offered in this prospectus focuses its investments on a variety of securities. The Fund typically relies on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government agency
o  subject  to  investment  risks,   including   possible  loss  of  your
   original investment.


Like most investments, your investment in the Fund could fluctuate significantly in value over time and could result in a loss of money.


Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

VARIABLE ANNUITY FUNDS
1

VA Capital Growth Fund

FUND FACTS:

Goal:
o        Long-Term Capital Growth

Principal Investment:
o        Large Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o        Class L

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Sub-Advisor:
o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:
o        Pilgrim Baxter Value Team

Dividend Payment Schedule:
o        Annually


INVESTMENT GOAL

The Fund seeks long-term capital growth.

INVESTMENT STRATEGY


The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio managers believe may permit the Fund to achieve its investment goal. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
2

PERFORMANCE

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.


The table below shows the percentage gain or loss for Class I shares of the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.


Year-by-Year Total Return (%)*
1999                2000

 6.23                17.40
Best Quarter:       2nd Quarter 1999        +10.17%*
Worst Quarter:      3rd Quarter 1999        -8.54%*

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return *
(for the period ended 12/31/2000)
                                                    Performance
             Inception   1 year    5 year   10 year    Since

               Date                                  Inception
Class I      3/3/1998    17.40%     N/A       N/A     11.25%

S&P 500                  -9.10%     N/A       N/A      9.85%
Russell 1000 Value        7.01%     N/A       N/A      8.57%

 *Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+

                                                Total Fund
Management Fee    12b-1Fees++       Other        Operating
                                  Expenses      Expenses++

     0.80%           0.25%          0.19%          1.24%

+Estimated for the year ending 12/31/2001.
++ From time to time, certain of the Fund's fees and expenses may be reduced or waived in order to reduce expense ratios. These waivers or reimbursements may cease at any time. The estimated Annual Fund Operating Expenses do not reflect fee waivers and expense reimbursements. Including fee reductions, Total Fund Operating Expenses are estimated to be 1.10% for Class L shares.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.


EXAMPLE OF FUND EXPENSES
After:
1 year         $126
3 years        $393
5 years        $681
10 years       $1,500


VARIABLE ANNUITY FUNDS
3

THE FUND'S INVESTMENT ADVISOR


An investment advisor manages the Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are wholly-owned subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $ 245.9 billion in consolidated assets as of 6/30/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $89.8 billion in investment assets for 110 of the Evergreen Funds as of6/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by the Fund was 0.71% of the Fund's average net assets. Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

THE FUND'S SUB-ADVISOR


Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter), 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087, is the Fund's sub-advisor. Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter.


THE FUND'S PORTFOLIO MANAGER

The Fund is managed by the Pilgrim Baxter Value Team.

CALCULATING THE SHARE PRICE

The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by the Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU


The Fund offers two classes of shares. Only Class L shares are offered in this prospectus. The Fund offers Class L shares at net asset value (NAV) with no front-end or deferred sales charge. Pay particularly close attention to the fee structure so you know how much you will be paying before you invest.


PARTICIPATING INSURANCE COMPANIES

The Fund is organized to serve as an investment vehicle for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Fund does not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Fund directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

VARIABLE ANNUITY FUNDS
4

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

Other Services

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

The Tax Consequences of Investing in the Fund

Fund Distributions

The Fund passes along the net income or profits it receives from its investments. The Fund expects that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

oDividends. The Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
oCapital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class L shares. Up to 0.25% of the average daily net assets of Class L shares may be payable as 12b-1 fees; however, all or a portion of these fees may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses


The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


VARIABLE ANNUITY FUNDS
5

OTHER FUND PRACTICES


The Fund may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Fund may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify the Fund's gain or loss. When the Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.


The Fund may lend its securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.


While not a principal investment strategy, the Fund may invest up to 15% in foreign securities.


If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Fund, including risks.

VARIABLE ANNUITY FUNDS
6

                                     NOTES




VARIABLE ANNUITY FUNDS
7

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

Variable Annuity
VA Blue  Chip Fund
VA  Capital  Growth  Fund
VA  Equity  Index  Fund
VA Fund
VA Foundation  Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International Growth Fund
VA Masters Fund
VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

VARIABLE ANNUITY FUNDS
8

                              QUICK REFERENCE GUIDE


1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence

3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreeninvestments.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information,  or to request a copy, without charge, of
     any  of  the  documents,   call   1-800-847-5397  or  ask  your  investment
     professional. We will mail material within three business days.

     Information about the Fund (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                        Sec File No.: 811-8716


                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           SUPPLEMENT TO THE STATEMENT

                         OF ADDITIONAL INFORMATION (SAI)

                                       OF

                        EVERGREEN VARIABLE ANNUITY TRUST

         Effective August 3, 2001, the SAI is revised as follows.

         The following section was added to the SAI:

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class L shares including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plan (the "Plan") that the Fund has adopted for its Class L shares, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of 0.25% of the average daily net assets attributable to Class
L. Amounts paid under the Plan are used to compensate EDI pursuant to a Distribution Agreement (the "Agreement") that the Fund has entered into with respect to its Class L shares. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund.

         Of the amount above, Class L may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amount described above. The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Class L shares of the Fund;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's Class L shareholders; and

         (3)      to otherwise promote the sale of the Fund's Class L shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plan to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreement may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreement is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreement during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class L shares and are charged as class expenses, as accrued.

         Service fees are accrued daily and paid at least annually on Class L shares and are charged as class expenses, as accrued.

         Under the Plan, the Treasurer of the Trust reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, the Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plan permits the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class L shares. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class L shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class L shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class L shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class L shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to Class L, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by EDI from distribution services fees in respect of shares of Class L, through deferred sales charges.

         All material amendments to the Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding Class L shares, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and the Plan or Distribution Agreement may not be amended in order to increase materially the costs that Class L shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding Class L shares. The Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding Class L shares, voting or by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate the Plan only, the Fund need give no notice to EDI. The Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

August 3, 2001                                                    AMEXVA  8/01

                        EVERGREEN VARIABLE ANNUITY TRUST

                                     PART C

                               OTHER INFORMATION



Item 23.       Exhibits

Exhibit
Number         Description                                      Location
-------        -----------                                      --------
(a)            Declaration of Trust                             Incorporated by
reference to
                                                                Registrant's
Post-Effective
                                                                Amendment No. 5
filed on March 20, 1998.

(b)            By-Laws                                          Incorporated by
reference to
                                                                Registrant's
Post-Effective
                                                                Amendment No. 20
filed on April 25, 2001.

(c)            Provisions of instruments                        Incorporated by
reference to
               defining the rights of holders                   Registrant's
Post-Effective
               of the securities being                          Amendment No. 7
filed on June 5, 1998.
               registered are contained in the
               Declaration of Trust Articles II,
               III.(6)(c), VI.(3), IV.(8), V, VI,
               VII, VIII and By-laws Articles II,
               III and VIII

(d)(1)         Investment Advisory and                          Incorporated by
reference to
               Management Agreement between the                 Registrant's
Post-Effective
               Registrant and Evergreen                         Amendment No. 20
filed on April 25, 2001.
               Investment Management Company

(d)(2)         Investment Advisory and                          Incorporated by
reference to
               Management Agreement between the                 Registrant's
Post-Effective
               Registrant and Mentor Perpetual                  Amendment No. 17
filed on September 29, 1999.
               Advisors, LLC

(d)(3)         Sub-Advisory Agreement between Mentor            Incorporated by
reference to
               Perpetual Advisors,  LLC,  and Perpetual         Registrant's
Post-Effective
               Portfolio  Management Limited                    Amendment No. 20
filed on April 25, 2001.

(d)(3)         Interim Sub-Advisory Agreement between           Incorporated by
reference to
               Evergreen Investment Management Company,         Registrant's
Post-Effective
               LLC and Pilgrim Baxter Value Investors, Inc.     Amendment No. 20
filed on April 25, 2001.

(d)(4)         Form of Portfolio Management Agreement           Incorporated by
reference to
               between OppenheimerFunds, Inc. and               Registrant's
Post-Effective
               Evergreen Investment Management                  Amendment No. 20
filed on April 25, 2001.
               Company, LLC

(d)(5)         Form of Portfolio Management Agreement           Incorporated by
reference to
               between MFS Institutional Advisors, Inc.         Registrant's
Post-Effective
               and Evergreen Investment Management              Amendment No. 20
filed on April 25, 2001.
               Company, LLC

(d)(6)         Form of Portfolio Management Agreement           Incorporated by
reference to
               between Putnam Investment Management, LLC        Registrant's
Post-Effective
               and Evergreen Investment Management              Amendment No. 20
filed on April 25, 2001.
               Company, LLC

(e) Class L Shares Principal Underwriting Agreement Contained herein.
               between the Registrant and Evergreen
               Distributor, Inc.

(f)            Not applicable

(g)(1)         Custodian Agreement between the                  Incorporated by
reference to
               Registrant and State Street Bank                 Registrant's
Post-Effective
               and Trust Company                                Amendment No. 6
filed on April 28, 1998.

(g)(2)         Letter Amendment to Custodian                    Incorporated by
reference to
               Agreement between Registrant and                 Registrant's
Post-Effective
               State Street Bank and Trust                      Amendment No. 16
filed on September 28, 1999.
               Company (VA Equity Index Fund
               and VA Special Equity Fund)

(g)(3)         Letter Amendment to Custodian                    Incorporated by
reference to
               Agreement between Registrant and                 Registrant's
Post-Effective
               State Street Bank and Trust                      Amendment No. 17
filed on
               Company (VA Capital Growth Fund,                 September 29,
1999.
               VA Growth Fund, VA High Income
               Fund and VA Perpetual
               International Fund)

(g)(4)         Letter Amendment to                              Incorporated by
reference to
               Custodian Agreement between                      Registrant's
Post-Effective
               Registrant and State Street Bank                 Amendment No. 18
filed on
               and Trust Company (VA Blue Chip                  February 3,
2000.
               Fund)

(h)(1)         Administration Services Agreement                Incorporated by
reference to
               between Evergreen Investment                     Registrant's
Post-Effective
               Services, Inc. and the                           Amendent No. 17
filed on
               Registrant                                       September 29,
1999.

(h)(2)         Form of Administration Services                  Incorporated by
reference to.
               Agreement between Evergreen                      Registrant's
Post-Effective
               Investment Services, Inc. and                    Amendment No. 18
filed on
               the Registrant (VA Blue Chip Fund)               February 3,
2000.

(h)(3)         Transfer Agent Agreement                         Incorporated by
reference to
               between the Registrant and                       Registrant's
Post-Effective
               Evergreen Service Company, LLC                   Amendment No. 6
filed on April 28, 1998.

(h)(4)         Letter Amendment to Transfer                     Incorporated by
reference to
               Agent Agreement between the                      Registrant's
Post-Effective
               Registrant and Evergreen Service                 Amendment No. 16
filed on September 28, 1999.
               Company, LLC (VA Equity Index Fund
               and VA Special Equity Fund)

(h)(5)         Letter Amendment to Transfer                     Incorporated by
reference to
               Agent Agreement between the                      Registrant's
Post-Effective
               Registrant and Evergreen Service                 Amendment No. 17
filed on September 29, 1999.
               Company, LLC (VA Capital Growth
               Fund, and VA Growth Fund, VA
               High Income Fund and VA Perpetual
               International Fund)

(h)(6)         Letter Amendment to                              Incorporated by
reference to
               Transfer Agent Agreement between                 Registrant's
Post-Effective
               the Registrant and Evergreen                     Amendment No. 18
filed on
               Service Company, LLC                             February 3,
2000.
               (VA Blue Chip Fund)

(i)            Opinion and Consent of Sullivan                  Incorporated by
reference to
               & Worcester LLP                                  Registrant's
Post-Effective
                                                                Amendment No. 5
filed on March 20, 1998.

(j)            Consent of KPMG LLP                              Incorporated by
reference to
                                                                Registrant's
Post-Effective
                                                                Amendment No. 20
filed on April 25. 2001.
(k)            Not applicable

(l)            Not applicable

(m)            Class L shares 12b-1 Distribution Plan           Contained
herein.
               between the Registrant and Evergreen
               Distributor, Inc.

(n)            Not applicable

(o)            Multiple Class Plan                              Contained
herein.


(p)(1)         Code of Ethics                                   Incorporated by
reference to
                                                                Registrant's
Post-Effective
                                                                Amendment No. 19
filed on April 26, 2000.

(p)(2)         Code of Ethics - MFS Institutional               Incorporated by
reference to
               Advisors, Inc. (Sub-advisor to Evergreen         Registrant's
Post-Effective
               VA Masters Fund)                                 Amendment No. 20
filed on April 25. 2001.

(p)(3)        Code of Ethics - OppenheimerFunds, Inc.           Incorporated by
reference to
              (Sub-advisor to Evergreen VA Masters Fund)        Registrant's
Post-Effective
                                                                Amendment No. 20
filed on April 25. 2001.

(p)(4)        Code of Ethics - Putnam Investment                Incorporated by
reference to
              Management, LLC (Sub-advisor to Evergreen         Registrant's
Post-Effective
              VA Masters Fund)                                  Amendment No. 20
filed on April 25. 2001.




Item 24.        Persons Controlled by or Under Common Control with
                Registrant.

        None


Item 25.        Indemnification

         Registrant has obtained from a major insurance carrier and trustees and officers liability policy covering certain types of errors and omissions.

         Provisions for the indemnification of the Registrant's Trustee and officers are also contained in the Registrant's Declaration of Trust.

         Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

         Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

         Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.


Item 26.        Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of First Union National Bank are:


G. Kennedy Thompson                Chairman, Chief Executive Officer, President
                                   and Director, First Union Corporation and
                                   First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

        The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.


Item 27.        Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

Anothony Fischer                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     Messrs.   Fischer, Sheehan, Dell and  Mangum  are  located  at
the following address: Evergreen Distributor, Inc. 90 Park Avenue, New York, New York 10019.

Item 28.        Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Meridian  Investment  Company,  55  Valley  Stream  Parkway,   Malvern,
Pennsylvania 19355

         Mentor Investment Advisors LLC, 901 East Byrd Street, Richmond, Virginia 23219.

         Mentor Perpetual Advisors LLC, 901 East Byrd Street, Richmond, Virginia 23219.

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 29.        Management Services.

        Not Applicable

Item 30.        Undertakings.

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 1st day of August 2001.

                                             EVERGREEN VARIABLE ANNUITY TRUST


                                             By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of August 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol
A. Kosel
-----------------------------     -----------------------------
------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A.
Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal
Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William
Walt Pettit
----------------------------      ----------------------------
----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt
Pettit*
Trustee                           Trustee                           Trustee



/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M.
Moelchert, Jr.
-----------------------------    -----------------------------
-------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M.
Moelchert, Jr.*
Trustee                          Trustee                           Trustee



/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell
A. Salton, III MD
------------------------------   ------------------------------
-------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A.
Salton, III MD*
Chairman of the Board             Trustee                           Trustee

and Trustee



/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard
K. Wagoner
------------------------------   ------------------------------
---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K.
Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ Lloyd Lipsett
-------------------------------
Lloyd Lipsett
Attorney-in-Fact


     *Lloyd Lipsett, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------
(e)            Class L Shares Principal Underwriting Agreement
               between the Registrant and Evergreen
               Distributor, Inc.

(m)            Class L shares 12b-1 Distribution Plan
               between the Registrant and Evergreen
               Distributor, Inc.

(o)            Multiple Class Plan